Debt and Commitments - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jun. 20, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Borrowings under revolving credit facility	$ 2,250,000,000
Period of revolving credit facility	5 years
Revolving credit facility maturity date	Jun. 20, 2018
Interest paid in cash		32,000,000	32,000,000	19,000,000
Mr. Stronach and Affiliated Entities [Member]
Debt Instrument [Line Items]
Business development, Consulting, other business services agreement expenses		52,000,000	47,000,000	38,000,000
Related Party MID Member [Member]
Debt Instrument [Line Items]
Lease expense				166,000,000
Asian Tranche [Member]
Debt Instrument [Line Items]
Line of credit facility fully transferable amount	200,000,000
Mexican Tranche [Member]
Debt Instrument [Line Items]
Line of credit facility fully transferable amount	$ 50,000,000